Statement of Financial Position (USD $)	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 41,636,000	$ 31,980,000
Accounts receivable	216,201,000	229,548,000
Other receivables	47,000	68,000
Prepaid expenses	35,589,000	34,886,000
Income taxes recoverable	1,646,000	2,531,000
Restricted cash	521,000	498,000
Other assets	0	2,149,000
Total current assets	295,640,000	301,660,000
NET ASSETS HELD FOR SALE	61,016,000	0
OTHER RECEIVABLES	5,460,000	0
FUNDED LANDFILL POST-CLOSURE COSTS	11,365,000	10,690,000
INTANGIBLES	165,929,000	220,078,000
GOODWILL	937,294,000	905,347,000
LANDFILL DEVELOPMENT ASSETS	14,463,000	20,247,000
DEFERRED FINANCING COSTS	14,417,000	19,037,000
CAPITAL ASSETS	928,550,000	937,252,000
LANDFILL ASSETS	936,095,000	952,731,000
INVESTMENTS	892,000	5,659,000
OTHER ASSETS	5,315,000	19,869,000
TOTAL ASSETS	3,376,436,000	3,392,570,000
LIABILITIES
Accounts payable	86,825,000	100,270,000
Accrued charges	174,331,000	136,991,000
Dividends payable	15,517,000	16,243,000
Income taxes payable	5,933,000	2,048,000
Deferred revenues	16,323,000	17,180,000
Current portion of long-term debt	5,428,000	5,969,000
Landfill closure and post-closure costs	9,519,000	10,332,000
Other liabilities	16,558,000	12,925,000
Liabilities, Current	330,434,000	301,958,000
LONG-TERM DEBT	1,552,617,000	1,542,289,000
LANDFILL CLOSURE AND POST-CLOSURE COSTS	120,626,000	114,122,000
OTHER LIABILITIES	17,118,000	14,743,000
DEFERRED INCOME TAXES	126,848,000	129,887,000
TOTAL LIABILITIES	2,147,643,000	2,102,999,000
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common shares	1,734,372,000	1,773,734,000
Restricted shares	(9,184,000)	(6,654,000)
Additional paid in capital	4,023,000	2,796,000
Accumulated deficit	(377,172,000)	(398,414,000)
Accumulated other comprehensive loss	(123,246,000)	(81,891,000)
Total shareholders' equity	1,228,793,000	1,289,571,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,376,436,000	$ 3,392,570,000